Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable reserves	$ 2,000	$ 2,000
Stock issuance offer cost recorded	1,088,964	0
Research and development expense	68,372
Advertising expenses	1,460,000	743,000
Share based compensation	438,122	0
Direct cost of stock offering, reduction in additional paid in capital	438,122
Assumption risk-free interest rate of option in effect at the time of the grant minimum	0.61%
Assumption risk-free interest rate of option in effect at the time of the grant maximum	1.01%
Expected common stock dividend rate	$ 0
Minimum [Member]
Machinery and equipment estimated useful lives	2 years
The expected volatility	128.00%
Maximum [Member]
Machinery and equipment estimated useful lives	7 years
The expected volatility	147.00%